CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
NET REVENUE	$ 2,200,733	$ 1,208,415	$ 4,445,012	$ 1,917,351	$ 4,573,461	$ 2,452,104
COST OF GOODS SOLD	1,524,960	1,096,934	2,998,331	1,729,451	4,105,172	2,180,603
GROSS PROFIT	675,773	111,481	1,446,681	187,900	468,289	271,501
GENERAL AND ADMINISTRATIVE EXPENSES	2,052,769	924,813	4,182,725	2,104,270	5,016,977	2,320,455
OPERATING LOSS	(1,376,996)	(813,332)	(2,736,044)	(1,916,370)	(4,548,689)	(2,048,954)
OTHER INCOME (EXPENSE):
Change in fair value of derivative	21,457	(703,346)	508,730	1,655,098	977,732	496,306
Interest expense, net	(107,303)	(320,929)	(227,343)	(709,233)	(1,320,811)	(1,281,083)
Impairment of acquired assets					(61,902)	0
Other income (expense)					0	15,577
Loss on debt conversions	(228,099)	(244,549)	(1,574,609)	(5,353,526)	(6,519,467)	(2,502,799)
Total other (expense)	(313,945)	(1,268,824)	(1,293,222)	(4,407,661)	(6,924,448)	(3,272,019)
(LOSS) BEFORE INCOME TAXES	(1,690,941)	(2,082,156)	(4,029,266)	(6,324,031)	(11,473,137)	(5,320,974)
Income taxes - current benefit	0	0	0	0	0	0
NET (LOSS)	(1,690,941)	(2,082,156)	(4,029,266)	(6,324,031)	(11,473,137)	(5,320,974)
Noncontrolling interest in EZ-Clone Enterprises, Inc.	(18,809)	0	6,719	0	28,355	0
NET LOSS ATTRIBUTABLE TO GROWLIFE, INC. AND SUBSIDIARIES	$ (1,709,750)	$ (2,082,156)	$ (4,022,547)	$ (6,324,031)	$ (11,444,782)	$ (5,320,974)
Basic and diluted (loss) per share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ 0.00	$ 0.00
Weighted average shares of common stock outstanding- basic and diluted	3,639,091,893	2,938,882,290	3,716,729,634	2,824,194,733	2,978,812,920	2,044,521,389